Commitments and Contingencies - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) contract	Dec. 31, 2023 contract
Lessee, Lease, Description [Line Items]
Export Terminal Joint Venture remaining capital contributions	$ 70,931,000
Number of operating leases contracts | contract	4	4
Weighted average remaining contractual operating lease term	2 years 5 months 15 days	3 years 2 months 1 day
Office Space
Lessee, Lease, Description [Line Items]
Number of operating leases contracts | contract	4	4
Weighted average remaining contractual operating lease term	2 years 5 months 19 days	3 years 10 months 17 days
London
Lessee, Lease, Description [Line Items]
Operating lease term	10 years
Operating lease annual gross rent	$ 1,100,000
Operating lease Initial rent free period	27 months
Operating lease rent free period repayable based on break option exercised	13 months
Texas
Lessee, Lease, Description [Line Items]
Operating lease annual gross rent	$ 60,000
Poland
Lessee, Lease, Description [Line Items]
Operating lease annual gross rent	64,000
Copenhagen
Lessee, Lease, Description [Line Items]
Operating lease annual gross rent	$ 180,000